Derivative and Hedging Activities (Tables)	12 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of financial instruments by balance sheet grouping
Although management is not aware of any factors that would materially affect the estimated fair value amounts presented below, such amounts have not been comprehensively revalued for purposes of these financial statements since the dates shown, and therefore, estimates of fair value subsequent to those dates may differ significantly from the amounts presented below.

		September 30, 2016		September 30, 2015
	Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(In thousands)
Financial assets
Cash and cash equivalents	1	$450,368	$450,368	$284,049	$284,049
Available-for-sale securities:
Equity securities	1	101,824	101,824	101,952	101,952
U.S. government and agency securities	2	259,351	259,351	482,464	482,464
Municipal bonds	2	27,670	27,670	27,123	27,123
Corporate debt securities	2	461,138	461,138	505,800	505,800
Mortgage-backed securities
Agency pass-through certificates	2	993,041	993,041	1,160,518	1,160,518
Commercial MBS	2	79,870	79,870	102,706	102,706
Total available-for-sale securities		1,922,894	1,922,894	2,380,563	2,380,563
Held-to-maturity securities:
Mortgage-backed securities
Agency pass-through certificates	2	1,417,599	1,441,556	1,643,216	1,637,420
Total held-to-maturity securities		1,417,599	1,441,556	1,643,216	1,637,420

Loans receivable	3	9,910,920	10,414,794	9,170,634	9,667,750
FDIC indemnification asset	3	12,769	12,095	16,275	15,522
FHLB and FRB stock	2	117,205	117,205	107,198	107,198
Other assets - interest rate contracts	2	20,895	20,895	11,879	11,879

Financial liabilities
Customer accounts	2	10,600,852	10,184,321	10,631,703	10,004,290
FHLB advances and other borrowings	2	2,080,000	2,184,671	1,830,000	1,938,384
Other liabilities - interest rate contracts	2	20,895	20,895	11,879	11,879
Other liabilities - commercial loan hedges	2	3,312	3,312	966	966
Other liabilities - long term borrowing hedges	2	31,347	31,347	14,555	14,555
The following table presents the fair value and balance sheet classification of derivatives outstanding.

	Asset Derivatives				Liability Derivatives
	September 30, 2016		September 30, 2015		September 30, 2016		September 30, 2015
(In thousands)	Balance Sheet	Fair Value	Balance Sheet	Fair Value	Balance Sheet	Fair Value	Balance Sheet	Fair Value
Interest rate contracts	Other assets	$20,895	Other assets	$11,879	Other liabilities	$20,895	Other liabilities	$11,879
Commercial loan hedges	Other assets	—	Other assets	—	Other liabilities	3,312	Other liabilities	966
Long term borrowing hedges	Other assets	—	Other assets	—	Other liabilities	31,347	Other liabilities	14,555
		$20,895		$11,879		$55,554		$27,400